OTHER NOTES TO THE ACCOUNTS - Related Party Transactions (Details) - Executive officers (including Non-Executive Directors) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 15	$ 15	$ 16
Share-based payments expense	7	7	8
Pension and post-employment benefit entitlements	1	1	1
Other benefits	3
Total remunerations	$ 26	$ 23	$ 25